Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Prepaid expenses and other current assets
Prepaid expenses	$ 36,984	$ 41,011
Other receivables	50,669	60,333
Total	$ 87,653	$ 101,344